Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 11:- SUBSEQUENT EVENTS

a.      The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to December 29, 2022, the date that the financial statements were available to be issued.

b.      During July 2022, the Company signed additional SAFE agreement for an amount of $500, which amount was received in July 2022. Such SAFE agreement is under the same terms as the 2021 SAFE, and is deemed part of the same financing. See also Note 3e.

c.      On July 29, 2022, the Company granted Discount Capital an additional warrant to purchase additional 1,200 Preferred A Shares as provided in the Additional Loan Agreement described in Note 3c.

d.      On November 10, 2022, the Company entered into a financing agreement with existing investors for a loan in the amount of up to $5,000. The loan will bear an annual interest rate of 10% and shall be repaid in quarterly installment over a period of 30 months commencing from six month following the loan received date.

As part of the financing agreement the Company granted the lenders warrants at an amount of 80% from the principal loan amount received by the Company, to purchase the most senior share of the Company with an exercise price of $0.0001. The warrants are exercisable over a period of 3 years.

During November and December 2022, the Company received $4,170 of the loan amount.

NOTE 16:- SUBSEQUENT EVENTS

a.      The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to September 6, 2022, the date that the financial statements were available to be issued.

b.      During January through July 2022, the Company signed additional SAFE agreements for an amount of $1,060 which amount has been received. Such SAFE agreements are under the same terms as the 2021 SAFE, and are deemed part of the same financing. See also Note 7e.

In addition, in February 2022 the Company signed two amendments to the 2021 SAFE agreements according to which: (i) the discount rate was changed from 20% to 25% (ii) the valuation cap for purposes of calculating conversion price was reduced to $400,000 instead of $600,000, and (iii) the requirement to obtain subscription of convertible notes, as condition precedent for the transfer of funds under the 2021 SAFE, was reduced to $30,000 instead of $75,000.

During June 2022, following the signing of the BCA and a subscription agreement under which a convertible note for the amount of $30,000 was subscribed for, the Company received the 2021 SAFE amount of $4,000. See also Note 7e.

c.      On January 25, 2022, the Company established a wholly owned subsidiary, Holisto MergerSub, Inc. (“Merger Sub”), a Cayman Islands exempted company, for the sole purpose of entering into the Business Combination Agreement described in Note 16e.

d.      On July 29, 2022, the Company granted Discount Capital an additional warrant to purchase additional 1,200 Preferred A Shares (see also Note 7c).

e.      On June 9, 2022, the Company entered into a Business Combination Agreement (the “BCA”) among the Company, Merger Sub and Moringa Acquisition Corp, a Cayman Islands exempted company (“Moringa”). Pursuant to the BCA, among other things, Merger Sub will merge with and into Moringa, with Moringa surviving as a wholly-owned subsidiary of the Company, (the “Transaction”). Moringa is a special purpose acquisition company known as a SPAC. The Transaction is subject to several conditions as described in the BCA, including the approval of the Transaction by shareholders of Moringa and the Company. Upon consummation of the Transaction, the Company will become a public traded company. The former shareholders and warrant holders of Moringa will become shareholders and warrant holders of the Company.

Contemporaneously with the execution of the BCA, the Company, Moringa and an unaffiliated institutional investor (the “Investor”) entered into a securities purchase agreement (the “Securities Purchase Agreement”) for a 5% secured senior convertible note in the amount of $30,000 with a maturity of two years, and 1,363,636 warrants to Ordinary share of the Company with an exercise price of $11.50 subject to adjustment as provided in the Financing Warrant.

The principal and interest amount are convertible at the lesser of: a) the fixed conversion price, of $11.00 per share, subject to adjustment, or (b) the greater of the Floor Price, which is initially $2.00 per share, or 90% of the market price at the date of exercise.

The $30,000 purchase price payable by the Investor for the Investor Note and Financing Warrant will be placed in a controlled account, which is controlled by a person designated by Investor and who takes instructions only from the Investor. Funds may be taken out of the Controlled Account and paid to the Investor if either a) money is due to the Investor, generally as a result of the Company’s non-compliance with one or more of its obligations under the various agreement with the Investor, or b) if the Investor has exercised its right to require the Company to redeem all or part of the Investor Note or c) the Investor believes that money is likely to be due to the Investor.

On September 5, 2022, the Company and Moringa terminated the Securities Purchase Agreement and the related agreements. In connection with the termination, the Company has an obligation to pay the Investor’s legal fees of $255.

Moringa Acquisition Corp [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS:

The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through the issuance date of these financial statements. The Company did not identify any subsequent events that would have required any adjustments or disclosures in the financial statements.

NOTE 9 — SUBSEQUENT EVENTS: On January 27, 2022 the Company borrowed an additional $300 thousand from the promissory note given by the Sponsor.